OTHER INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME (LOSS), NET
Reimbursement from ADS depositary bank			$ 527
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries		462
Interest penalty income from late consideration payment by the acquirer of a disposed Subsidiary	144
Others	131	45	(861)
Other (loss) income, net	$ 275	$ 507	$ (334)